Convertible Promissory Notes - Convertible Debt (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Convertible notes payable	$ 80,908	$ 27,558
Mermaid Note [Member]
Principal Amount	30,000
Prim Note [Member]
Principal Amount	35,000
AB Note 1 [Member]
Principal Amount	50,000
LG Note 1 [Member]
Principal Amount	100,000
KBM Note 1 [Member]
Principal Amount	53,000
JMJ Note 2 [Member]
Principal Amount	$ 40,758